Private Placement Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Private Placement Warrants [Abstract]
Schedule of Change in Fair Value of Warrant Liability	The change in fair value of the warrant liability was as follows:
Warrant Liability
Estimated fair value at December 31, 2022	$86
Change in estimated fair value	(79)
Estimated fair value at June 30, 2023	$7

Estimated fair value at December 31, 2023	$-
Change in estimated fair value	-
Estimated fair value at June 30, 2024	$-

Schedule of Inputs and Significant Assumptions Including Volatility	The following reflects the inputs and assumptions used:
	For the Six Months Ended June 30,
	2024	2023
Category of Revenue:
Stock price	$2.6	$4.9
Exercise price	$115.00	$115.00
Risk-free interest rate	5.33%	4.87%
Expected term (in years)	0.62	1.63
Expected dividend yield	-	-
Expected volatility	94.0%	97.1%